Vessels under construction (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 DWT	Dec. 31, 2013	Mar. 20, 2013
Vessels under construction	$ 866,844	$ 371,692	$ 0
Contracts to acquire New Vessels	71
DWT	7,399,400
Aggregate Purchase Price of New Vessels	2,662,876
Purchase price paid for New Vessels	$ 848,526
Kamsarmax Vessels [Member]
Contracts to acquire New Vessels	20
DWT	1,643,600
Kamsarmax Vessels [Member] | Minimum [Member]
DWT	81,600
Kamsarmax Vessels [Member] | Maximum [Member]
DWT	84,000
Ultramax Vessels [Member]
Contracts to acquire New Vessels	29
DWT	1,795,800
Ultramax Vessels [Member] | Minimum [Member]
DWT	60,200
Ultramax Vessels [Member] | Maximum [Member]
DWT	64,000
Capesize [Member]
Contracts to acquire New Vessels	22
DWT	3,960,000
Hull HN1059 -TBN SBI Monterrey [Member] | Daehan Shipbuilding Co., Ltd. [Member] | Q4-15 [Member] | Capesize [Member]
DWT	180,000